SHORT-TERM BANK LOANS - Other significant information (Details) Rp in Billions	Dec. 31, 2025 IDR (Rp)
Bank Mandir Maturing On April 28, 2026
Borrowings and other credit facilities
Total facility	Rp 500
Bank Mandir Maturing On September 27, 2026
Borrowings and other credit facilities
Total facility	100
Bank Mandir Maturing On July 25, 2026
Borrowings and other credit facilities
Total facility	3,450
BNI Maturing on January 9, 2026
Borrowings and other credit facilities
Total facility	150
BNI maturing On June 6 2026
Borrowings and other credit facilities
Total facility	985
BNI maturing On February 18, 2026
Borrowings and other credit facilities
Total facility	150
Bri Maturing On June 19, 2026
Borrowings and other credit facilities
Total facility	500
MUFG maturing on April 30, 2026
Borrowings and other credit facilities
Total facility	1,000
MUFG maturing on October 31, 2026
Borrowings and other credit facilities
Total facility	2,176
HSBC maturing on November 6, 2026
Borrowings and other credit facilities
Total facility	400
HSBC maturing on October 25, 2026
Borrowings and other credit facilities
Total facility	2,588
PT Bank DBS Indonesia Loan Facility maturing on August 1, 2026
Borrowings and other credit facilities
Total facility	600
Bank Maspion Maturing on October 26, 2026
Borrowings and other credit facilities
Total facility	170
PT Bank HSBC Indonesia ("HSBC") | Sigma
Borrowings and other credit facilities
Waiver for loan amount	Rp 9
Monthly Repayment of Interest | Bank Mandir Maturing On April 28, 2026
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.30%
Monthly Repayment of Interest | Bank Mandir Maturing On September 27, 2026
Borrowings and other credit facilities
Interest rate (as a percent)	9.00%
Monthly Repayment of Interest | Bank Mandir Maturing On July 25, 2026
Borrowings and other credit facilities
Interest rate (as a percent)	5.50%
Monthly Repayment of Interest | BNI Maturing on January 9, 2026
Borrowings and other credit facilities
Interest rate (as a percent)	8.50%
Monthly Repayment of Interest | BNI maturing On February 18, 2026
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.00%
Monthly Repayment of Interest | Bri Maturing On June 19, 2026
Borrowings and other credit facilities
Interest rate (as a percent)	6.70%
Monthly Repayment of Interest | MUFG maturing on April 30, 2026
Borrowings and other credit facilities
Interest rate (as a percent)	5.05%
Monthly Repayment of Interest | HSBC maturing on October 25, 2026
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.35%
Monthly Repayment of Interest | PT Bank DBS Indonesia Loan Facility maturing on August 1, 2026
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.20%
Monthly Repayment of Interest | Bank Maspion Maturing on October 26, 2026
Borrowings and other credit facilities
Interest rate (as a percent)	7.25%
Monthly Repayment of Interest | HSBC maturing on November 6, 2024
Borrowings and other credit facilities
Interest rate (as a percent)	5.05%
Monthly Repayment of Interest | Minimum | BNI maturing On June 6 2026
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.75%
Monthly Repayment of Interest | Minimum | MUFG maturing on October 31, 2026
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.25%
Monthly Repayment of Interest | Minimum | HSBC maturing on November 6, 2026
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	6.42%
Monthly Repayment of Interest | Maximum | BNI maturing On June 6 2026
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.78%
Monthly Repayment of Interest | Maximum | MUFG maturing on October 31, 2026
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.80%
Monthly Repayment of Interest | Maximum | HSBC maturing on November 6, 2026
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	7.63%
Quarterly repayment of interest | HSBC maturing on October 25, 2026
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.00%
Quarterly repayment of interest | Minimum | MUFG maturing on October 31, 2026
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.25%
Quarterly repayment of interest | Maximum | MUFG maturing on October 31, 2026
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.80%